UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2013 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (53.0%)
Airlines (0.5%)
China Eastern Airlines Corp., Ltd. (a)	1,542,000	504,994

Auto Components (0.7%)
Minth Group Ltd.	386,000	769,422

Automobiles (1.9%)
FAW CAR Co., Ltd., ‘A’ (a)	200,223	434,002
Great Wall Motor Co., Ltd.	198,500	1,076,203
Great Wall Motor Co., Ltd., ‘A’	61,479	512,961

		2,023,166

Beverages (0.1%)
Tsingtao Brewery Co., Ltd., ‘A’	22,160	155,106

Capital Markets (2.1%)
CITIC Securities Co., Ltd., ‘A’	812,937	1,631,982
Haitong Securities Co., Ltd., ‘A’	334,957	684,468

		2,316,450

Chemicals (0.3%)
Jiangsu Jiangnan High Polymer Fiber Co. Ltd., ‘A’	270,000	323,718

Commercial Banks (13.3%)
Agricultural Bank of China Ltd., ‘A’	4,335,000	1,770,255
China Construction Bank Corp.	4,984,000	3,836,367
China Construction Bank Corp., ‘A’	2,152,100	1,511,602
China Minsheng Banking Corp., Ltd.	1,262,000	1,508,367
China Minsheng Banking Corp., Ltd., ‘A’	369,850	577,551
Industrial & Commercial Bank of China Ltd.	7,267,930	5,069,625

		14,273,767

Commercial Services & Supplies (0.4%)
Beijing Originwater Technology Co., Ltd., ‘A’	65,948	438,432

Communications Equipment (1.0%)
AAC Technologies Holdings, Inc.	247,000	1,122,597

Construction Materials (1.6%)
Anhui Conch Cement Co., Ltd.	298,000	956,717
Anhui Conch Cement Co., Ltd., ‘A’	300,423	733,146

		1,689,863

Containers & Packaging (0.6%)
Greatview Aseptic Packaging Co., Ltd.	1,046,000	597,452

Distributors (0.1%)
Shanghai Jahwa United Co., Ltd., ‘A’	15,000	106,362

Diversified Financial Services (0.2%)
Avic Investment Holdings Co., Ltd., ‘A’	58,000	182,470

Diversified Telecommunication Services (1.1%)
China Telecom Corp., Ltd.	2,422,000	1,205,395

Electrical Equipment (0.3%)
NARI Technology Development Co., Ltd., ‘A’	113,980	269,032

Electronic Equipment, Instruments & Components (0.9%)
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	224,462	967,951

Energy Equipment & Services (1.7%)
China Oilfield Services Ltd.	386,000	967,501
Yantai Jereh Oilfield Services Group Co., Ltd., ‘A’	72,821	833,599

		1,801,100

Food & Staples Retailing (0.2%)
Yonghui Superstores Co., Ltd., ‘A’	105,500	242,640

Food Products (3.4%)
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	114,447	835,265
Tingyi Cayman Islands Holding Corp.	222,000	588,210
Want Want China Holdings Ltd.	1,051,000	1,596,305
Zhejiang Beingmate Technology Industry & Trade Co., Ltd., ‘A’	76,979	523,085

		3,542,865

Hotels, Restaurants & Leisure (0.9%)
China CYTS Tours Holding Co., Ltd., ‘A’	44,600	122,537
China International Travel Service Corp. Ltd., ‘A’	26,000	175,995
Hangzhou Songcheng Tourism Development Co. Ltd., ‘A’	59,911	200,225
Shenzhen Overseas Chinese Town Co., Ltd., ‘A’	470,000	445,279

		944,036

Household Durables (2.0%)
BesTV New Media Co., Ltd., ‘A’ (a)	18,000	153,920
GoerTek, Inc., ‘A’	105,336	727,476
Gree Electric Appliances, Inc., ‘A’	152,501	661,618
Hangzhou Robam Appliances Co., Ltd., ‘A’	35,811	212,924
Midea Group Co., Ltd., ‘A’ (a)	32,747	231,294
Qingdao Haier Co., Ltd., ‘A’	73,000	158,830

		2,146,062

Independent Power Producers & Energy Traders (1.1%)
China Longyuan Power Group Corp.	651,000	676,525
Huaneng Renewables Corp., Ltd.	1,440,000	508,722

		1,185,247

Insurance (2.2%)
China Pacific Insurance Group Co., Ltd.	158,200	567,047
PICC Property & Casualty Co., Ltd.	740,000	1,003,726
Ping An Insurance Group Co. of China Ltd.	55,000	408,818
Ping An Insurance Group Co. of China Ltd., ‘A’	80,865	471,558

		2,451,149

Internet Software & Services (5.2%)
Tencent Holdings Ltd.	107,500	5,638,417

IT Services (0.2%)
Beijing eGOVA Co. Ltd., ‘A’	36,189	255,841

Machinery (0.5%)
Fujian Tianguang Fire-fighting Scie-Tech Co., Ltd., ‘A’	209,973	338,179
Weichai Power Co., Ltd., ‘A’	74,973	237,092

		575,271

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2013 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
Multiline Retail (1.0%)
Intime Retail Group Co., Ltd.	748,000	817,834
Xian Kaiyuan Investment Group Co., Ltd., ‘A’	255,000	202,017

		1,019,851

Oil, Gas & Consumable Fuels (4.7%)
China Petroleum & Chemical Corp.	2,687,400	2,103,240
CNOOC Ltd.	1,414,000	2,876,896

		4,980,136

Pharmaceuticals (1.5%)
Humanwell Healthcare Group Co. Ltd., ‘A’	38,000	201,359
Kangmei Pharmaceutical Co., Ltd., ‘A’	119,973	367,052
Tasly Pharmaceutical Group Co., Ltd., ‘A’	94,347	693,810
Yunnan Baiyao Group Co., Ltd., ‘A’	19,982	382,080

		1,644,301

Real Estate Management & Development (2.5%)
China Vanke Co., Ltd., ‘A’	1,538,000	2,293,685
Gemdale Corp., ‘A’	330,000	324,502
Poly Real Estate Group Co., Ltd., ‘A’	95,000	153,316

		2,771,503

Road & Rail (0.3%)
Daqin Railway Co., Ltd., ‘A’	229,980	273,482

Software (0.3%)
Forgame Holdings Ltd. (a)	17,300	113,759
Neusoft Corp., ‘A’	87,000	183,038

		296,797

Transportation Infrastructure (0.2%)
Shanghai International Airport Co., Ltd., ‘A’	62,940	155,551
Shenzhen Airport Co., ‘A’	150,000	99,477

		255,028

TOTAL CHINA		56,969,903

HONG KONG (36.5%)
Auto Components (0.8%)
Xinyi Glass Holdings Ltd.	962,000	885,607

Automobiles (0.5%)
Geely Automobile Holdings Ltd.	1,100,000	565,892

Commercial Banks (2.8%)
BOC Hong Kong Holdings Ltd.	306,500	984,006
Dah Sing Financial Holdings Ltd.	219,700	1,266,209
HSBC Holdings plc	74,000	804,794

		3,055,009

Distributors (0.4%)
Dah Chong Hong Holdings Ltd.	476,000	387,261

Diversified Financial Services (0.4%)
First Pacific Co., Ltd.	362,000	399,997

Diversified Telecommunication Services (1.3%)
HKT Trust/HKT Ltd.	1,010,000	948,027
Hutchison Telecommunications Hong Kong Holdings Ltd.	976,000	422,821

		1,370,848

Electric Utilities (1.2%)
Cheung Kong Infrastructure Holdings Ltd.	192,000	1,330,600

Electronic Equipment, Instruments & Components (0.4%)
Anxin-China Holdings Ltd.	1,220,000	382,238

Gas Utilities (1.3%)
China Resources Gas Group Ltd.	526,000	1,345,536

Hotels, Restaurants & Leisure (5.1%)
Dorsett Hospitality International Ltd.	794,000	171,988
Galaxy Entertainment Group Ltd. (a)	191,000	1,339,677
Melco Crown Entertainment Ltd., ADR (a)	40,087	1,275,969
REXLot Holdings Ltd.	6,000,000	471,899
Sands China Ltd.	320,000	1,978,365
Tsui Wah Holdings Ltd.	626,000	376,121

		5,614,019

Industrial Conglomerates (2.9%)
Hutchison Whampoa Ltd.	199,000	2,383,618
NWS Holdings Ltd.	211,000	327,549
Shun Tak Holdings Ltd.	790,000	443,082

		3,154,249

Insurance (4.4%)
AIA Group Ltd.	896,200	4,211,825
China Taiping Insurance Holdings Co., Ltd. (a)	344,200	491,721

		4,703,546

Marine (0.8%)
Orient Overseas International Ltd.	144,500	848,641

Multiline Retail (0.8%)
Lifestyle International Holdings Ltd.	411,500	875,430

Pharmaceuticals (0.3%)
CSPC Pharmaceutical Group Ltd.	638,000	340,556

Real Estate Investment Trusts (REITs) (0.7%)
Yuexiu Real Estate Investment Trust	1,572,000	778,308

Real Estate Management & Development (7.3%)
Cheung Kong Holdings Ltd.	130,000	1,979,525
China Overseas Land & Investment Ltd.	530,000	1,561,456
China Resources Land Ltd.	222,000	631,145
Far East Consortium International Ltd.	1,021,261	322,605
Hongkong Land Holdings Ltd.	60,000	396,000
Midland Holdings Ltd.	1,114,000	452,443
New World Development Co., Ltd.	614,228	923,413
Wharf Holdings Ltd.	171,400	1,485,073

		7,751,660

Road & Rail (0.4%)
MTR Corp., Ltd.	101,500	401,765

Semiconductors & Semiconductor Equipment (0.9%)
GCL-Poly Energy Holdings Ltd. (a)	3,522,000	1,017,197

Specialty Retail (0.8%)
International Housewares Retail Co., Ltd. (a)	954,000	349,329
Luk Fook Holdings International Ltd.	157,000	489,872

		839,201

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2013 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
Water Utilities (0.4%)
Beijing Enterprises Water Group Ltd.	1,126,000	468,931

Wireless Telecommunication Services (2.6%)
China Mobile Ltd.	248,500	2,776,277

TOTAL HONG KONG		39,292,768

TAIWAN (20.2%)
Auto Components (0.7%)
Cheng Shin Rubber Industry Co., Ltd.	299,850	784,942

Chemicals (0.9%)
China Steel Chemical Corp.	162,000	953,360

Commercial Banks (1.1%)
E.Sun Financial Holding Co., Ltd.	1,846,326	1,195,831

Computers & Peripherals (0.7%)
Pegatron Corp. (a)	509,000	726,479

Diversified Financial Services (0.9%)
Fubon Financial Holding Co., Ltd.	705,989	976,594

Electrical Equipment (0.4%)
Teco Electric and Machinery Co., Ltd.	442,000	467,907

Electronic Equipment, Instruments & Components (2.0%)
Delta Electronics, Inc.	196,000	951,263
Innolux Corp. (a)	1,397,430	671,137
Largan Precision Co., Ltd.	16,000	538,438

		2,160,838

Food Products (0.8%)
Uni-President Enterprises Corp.	440,377	820,671

Internet Software & Services (0.4%)
PChome Online, Inc.	80,025	460,116

Leisure Equipment & Products (0.8%)
Johnson Health Tech Co., Ltd.	120,192	382,930
Merida Industry Co., Ltd.	58,000	376,636

		759,566

Multiline Retail (0.3%)
Poya Co., Ltd.	73,730	361,581

Real Estate Management & Development (1.8%)
Huaku Development Co., Ltd.	211,000	618,007
Kindom Construction Co.	329,000	403,364
Ruentex Development Co., Ltd.	427,992	877,205

		1,898,576

Semiconductors & Semiconductor Equipment (9.0%)
Advanced Semiconductor Engineering, Inc.	601,802	580,084
MediaTek, Inc.	87,000	1,075,473
Novatek Microelectronics Corp.	144,000	596,611
Taiwan Semiconductor Manufacturing Co., Ltd.	2,020,057	6,866,294
United Microelectronics Corp.	1,306,000	558,761

		9,677,223

Textiles, Apparel & Luxury Goods (0.4%)
Pou Chen Corp.	406,000	473,051

TOTAL TAIWAN		21,716,735

INVESTMENT COMPANY
HONG KONG (1.6%)
JPMorgan China Pioneer A-Share Fund (a) *	63,257	1,678,210

RIGHT
Financials — 0.0% (g)
New World Development Co., Ltd., expiring 12/31/49 (a)	9,777	–

TOTAL INVESTMENTS (111.3% of Net Assets) (Cost $98,182,653)		119,657,616

Liabilities in excess of other assets (-11.3% of Net Assets)		(12,105,972)

NET ASSETS (100.0%)		$107,551,644

As of September 30, 2013, aggregate cost for Federal income tax purposes was $98,182,653. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	$23,732,726
Excess of cost over market value	(2,257,763)

Net unrealized gain	$21,474,963

*	No advisor’s fee is levied on this investment.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%
A	China A shares

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$117,979,406	$1,678,210	$—	$119,657,616

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Investment Portfolio. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 26, 2013

/s/ Michael J. James
Michael J. James
Treasurer (Principal Financial Officer) of the JF China Region Fund, Inc.
November 26, 2013